Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Total	Series A Preferred Stock	Series E Preferred Stock [Member]	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Common Stock	Additional Paid-in Capital	Stock Payable	Accumulated Deficit	Accumulated other comprehensive loss
Balance, shares at Jun. 30, 2019				720,000	2,495,000	911,149	1,881,500	15,211,290
Balance, amount at Jun. 30, 2019	$ 14,823,000			$ 7,000	$ 25,000	$ 9,000	$ 19,000	$ 15,000	$ 169,400,000	$ 1,743,000	$ (156,445,000)	$ 50,000
Sale of preferred stock - series D, shares							97,500
Sale of preferred stock - series D, amount	976,000						$ 1,000		975,000
Retirement of common stock, shares								(416,667)
Retirement of common stock, amount	0							$ 0	0
Issuance of common stock related to stock payable, shares								660,000
Issuance of common stock related to stock payable, amount	0							$ 1,000	442,000	(443,000)
Stock-based compensation on options	671,000								671,000
Stock-based compensation on warrants	3,593,000								3,593,000
Discount on convertible note payable	1,093,000								1,093,000
Warrants related to financing of convertible note payable	47,000								47,000
Imputed interest on convertible note payable	41,000								41,000
Foreign currency translation gain	203,000											203,000
Net loss	(14,447,000)										(14,447,000)
Net loss	(14,447,000)
Beneficial conversion features on convertible promissory notes	0
Balance, shares at Jun. 30, 2020		720,000		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	$ 0	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Issuance of common stock related to stock payable, shares								1,733,334
Issuance of common stock related to stock payable, amount	0							$ 2,000	1,298,000	(1,300,000)
Stock-based compensation on options	166,000								166,000
Stock-based compensation on warrants	154,000								154,000
Imputed interest on convertible note payable	4,000								4,000
Sale of preferred stock - series D	0
Retirement of common stock	0
Issuance of common stock related to convertible note payables, shares								499,222
Issuance of common stock related to convertible note payables, amount	1,400,000							$ 0	1,400,000	0
Foreign currency translation loss	(93,000)											(93,000)
Net loss	(3,921,000)										(3,921,000)
Balance, shares at Sep. 30, 2020		720,000			2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Sep. 30, 2020	4,710,000	$ 7,000	0		$ 25,000	$ 9,000	$ 20,000	$ 18,000	179,284,000	0	(174,813,000)	160,000
Balance, shares at Jun. 30, 2020		720,000		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	0	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Stock-based compensation on options	700,000
Stock-based compensation on warrants	2,882,000
Net loss	(9,223,000)
Net loss	(9,223,000)
Beneficial conversion features on convertible promissory notes	144,000
Balance, shares at Mar. 31, 2021		720,000			2,495,000	911,149	1,979,000	15,020,512
Balance, amount at Mar. 31, 2021	2,458,000	$ 7,000	0		$ 25,000	$ 9,000	$ 20,000	$ 15,000	182,717,000	156,000	(180,115,000)	(376,000)
Balance, shares at Jun. 30, 2020		720,000		720,000	2,495,000	911,149	1,979,000	15,454,623
Balance, amount at Jun. 30, 2020	7,000,000	$ 7,000	0	$ 7,000	$ 25,000	$ 9,000	$ 20,000	$ 16,000	176,262,000	1,300,000	(170,892,000)	253,000
Retirement of common stock, shares								(2,666,667)
Retirement of common stock, amount	0							$ (3,000)	3,000
Issuance of common stock related to stock payable, shares								1,733,334
Issuance of common stock related to stock payable, amount	0							$ 2,000	1,298,000	(1,300,000)
Stock-based compensation on options	881,000								881,000
Stock-based compensation on warrants	3,176,000								3,176,000
Imputed interest on convertible note payable	19,000								19,000
Net loss	(15,997,000)										(15,997,000)
Sale of common stock in initial public offering, gross, amount	24,000,000							$ 6,000	23,994,000
Foreign currency translation loss	(671,000)											(671,000)
Offering costs relating to initial public offering	(3,298,000)								(3,298,000)
Net loss	(15,997,000)
Record stock payable relating to Redeeem acquisition	1,210,000								0	1,210,000
Record vested portion of deferred compensation relating to Redeeem	362,000								362,000
Conversion of preferred stock - series B upon up-listing, shares					(2,495,000)			594,048
Conversion of preferred stock - series B upon up-listing, amount	0				$ (25,000)			$ 1,000	24,000
Conversion of preferred stock - series C upon up-listing, shares						(911,149)		12,287,386
Conversion of preferred stock - series C upon up-listing, amount	150,000					$ (9,000)		$ 12,000	147,000
Conversion of preferred stock - series D upon up-listing, shares							(1,979,000)	5,277,334
Conversion of preferred stock - series D upon up-listing, amount	0						$ (20,000)	$ 5,000	15,000
Sale of common stock in initial public offering, gross, shares								5,783,133
Cashless issuance of common stock related to the exercise of options, shares								165,145
Cashless issuance of common stock related to the exercise of options, amount	0							$ 0	0
Cashless issuance of common stock related to the exercise of warrants, shares								122,183
Cashless issuance of common stock related to the exercise of warrants, amount	0							$ 0	0
Cashless issuance of common stock related to convertible notes payables, shares								746,069
Cashless issuance of common stock related to convertible notes payables, amount	1,750,000							$ 1,000	1,749,000
Beneficial conversion features on convertible promissory notes	144,000								144,000
Warrants granted for convertible promissory notes	12,000								12,000
Balance, shares at Jun. 30, 2021		720,000		720,000				39,496,588
Balance, amount at Jun. 30, 2021	18,738,000	$ 7,000	0	$ 7,000	$ 0	$ 0	$ 0	$ 40,000	204,788,000	1,210,000	(186,889,000)	(418,000)
Balance, shares at Sep. 30, 2020		720,000			2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Sep. 30, 2020	4,710,000	$ 7,000	0		$ 25,000	$ 9,000	$ 20,000	$ 18,000	179,284,000	0	(174,813,000)	160,000
Stock-based compensation on options	263,000								263,000
Stock-based compensation on warrants	301,000								301,000
Imputed interest on convertible note payable	3,000								3,000
Foreign currency translation gain	(406,000)											(406,000)
Net loss	(623,000)										(623,000)
Beneficial conversion features on convertible promissory notes	144,000								144,000
Warrants granted for convertible promissory note	12,000								12,000
Shares to be issued for convertible promissory note	156,000									156,000
Balance, shares at Dec. 31, 2020		720,000			2,495,000	911,149	1,979,000	17,687,179
Balance, amount at Dec. 31, 2020	4,560,000	$ 7,000	0		$ 25,000	$ 9,000	$ 20,000	$ 18,000	180,007,000	156,000	(175,436,000)	(246,000)
Retirement of common stock, shares								(2,666,667)
Retirement of common stock, amount	0							$ (3,000)	3,000
Stock-based compensation on options	271,000								271,000
Stock-based compensation on warrants	2,427,000								2,427,000
Imputed interest on convertible note payable	9,000								9,000
Foreign currency translation gain	(130,000)											(130,000)
Net loss	(4,679,000)
Net loss	(4,679,000)										(4,679,000)
Beneficial conversion features on convertible promissory notes	0								0
Warrants granted for convertible promissory note	0								0
Balance, shares at Mar. 31, 2021		720,000			2,495,000	911,149	1,979,000	15,020,512
Balance, amount at Mar. 31, 2021	2,458,000	$ 7,000	0		$ 25,000	$ 9,000	$ 20,000	$ 15,000	182,717,000	156,000	(180,115,000)	(376,000)
Balance, shares at Jun. 30, 2021		720,000		720,000				39,496,588
Balance, amount at Jun. 30, 2021	18,738,000	$ 7,000	0	$ 7,000	0	0	0	$ 40,000	204,788,000	1,210,000	(186,889,000)	(418,000)
Stock-based compensation on options	107,000								107,000
Stock-based compensation on warrants	67,000								67,000
Foreign currency translation gain	31,000											31,000
Net loss	(2,139,000)	$ 0	0		0	0	0	$ 0	0	0	(2,139,000)
Beneficial conversion features on convertible promissory notes	0
Common stock issued relating to Redeeem acquisition, shares								452,929
Common stock issued relating to Redeeem acquisition, amount	0							$ 0	1,210,000	(1,210,000)
Record vested deferred compensation relating to Redeeem employees, shares								3,623,433
Record vested deferred compensation relating to Redeeem employees, amount	805,000							$ 4,000	801,000
Balance, shares at Sep. 30, 2021		720,000						43,572,950
Balance, amount at Sep. 30, 2021	17,609,000	$ 7,000						$ 44,000	206,973,000		(189,028,000)	(387,000)
Balance, shares at Jun. 30, 2021		720,000		720,000				39,496,588
Balance, amount at Jun. 30, 2021	18,738,000	$ 7,000	$ 0	$ 7,000	$ 0	$ 0	$ 0	$ 40,000	204,788,000	$ 1,210,000	(186,889,000)	(418,000)
Stock-based compensation on options	509,000
Stock-based compensation on warrants	854,000
Net loss	(20,637,000)
Net loss	20,637,000
Beneficial conversion features on convertible promissory notes	0
Balance, shares at Mar. 31, 2022		720,000	500,000					64,159,616
Balance, amount at Mar. 31, 2022	25,036,000	$ 7,000	$ 5,000					$ 64,000	232,836,000		(207,526,000)	(350,000)
Balance, shares at Sep. 30, 2021		720,000						43,572,950
Balance, amount at Sep. 30, 2021	17,609,000	$ 7,000						$ 44,000	206,973,000		(189,028,000)	(387,000)
Stock-based compensation on options	106,000								106,000
Stock-based compensation on warrants	57,000								57,000
Foreign currency translation gain	1,000											1,000
Net loss	(4,110,000)										(4,110,000)
Record vested deferred compensation relating to Redeeem employees	805,000								805,000
Issuance of common stock related to employees, shares								66,666
Issuance of common stock related to employees, amount	104,000								104,000
Issuance of common stock to contractors for services, shares								20,000
Issuance of common stock to contractors for services, amount	40,000								40,000
Balance, shares at Dec. 31, 2021		720,000						43,659,616
Balance, amount at Dec. 31, 2021	14,612,000	$ 7,000						$ 44,000	208,085,000		(193,138,000)	(386,000)
Stock-based compensation on options	256,000								256,000
Stock-based compensation on warrants	730,000								730,000
Foreign currency translation gain	36,000											36,000
Net loss	(14,388,000)
Net loss	(14,388,000)										(14,388,000)
Record vested deferred compensation relating to Redeeem employees	805,000								805,000
Issuance of common stock related to Converge acquisition, shares								12,500,000
Issuance of common stock related to Converge acquisition, amount	14,875,000							$ 12,000	14,863,000
Record preferred stock issued for PIPE, shares			500,000
Record preferred stock issued for PIPE, amount			$ 5,000						(5,000)
Stock-based compensation on restricted stock units, shares								8,000,000
Stock-based compensation on restricted stock units, amount	8,110,000							$ 8,000	8,102,000
Balance, shares at Mar. 31, 2022		720,000	500,000					64,159,616
Balance, amount at Mar. 31, 2022	$ 25,036,000	$ 7,000	$ 5,000					$ 64,000	$ 232,836,000		$ (207,526,000)	$ (350,000)